Employee Stock Ownership Plan (ESOP) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Shares held by ESOP	9,686,238	10,216,738	10,308,032
Company contributions to ESOP	$ 61,067	$ 58,067	$ 52,627